CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member] Preferred Class A Stocks [Member]	Preferred Stock [Member] Preferred Class B Stocks [Member]	Common Stock [Member]	APIC [Member]	Subscription receivable [Member]	Statutory reserve [Member]	Retained Earnings [Member]	AOCI [Member]
Balance at Dec. 31, 2010	$ 53,025,532				$ 44,063,863		$ 1,721,952	$ 5,661,248	$ 1,578,469
Balance, Shares at Dec. 31, 2010
Shares to founder shareholder				540	(540)
Shares to founder shareholder ( in shares)				540,000
Shares to an advisor				360	(360)
Shares to an advisor (in shares)				360,000
Cash payment in reverse acquisition
Net income for the year	8,301,905							8,301,905
Transfer to statutory reserves							1,245,285	(1,245,285)
Dividends to owners	(4,364,651)							(4,364,651)
Foreign currency translation gain	2,163,403								2,163,403
Balance at Dec. 31, 2011	59,126,189			900	44,062,963		2,967,237	8,353,217	3,741,872
Balance, Shares at Dec. 31, 2011				900,000
Preferred A shares issued for cash	241,875	1	1		241,874
Preferred A shares issued for cash (in shares)		645	640
Preferred B shares issued for cash	230.000				239,999	(10,000)
Preferred B shares issued for cash (in shares)
Shares to other individual shareholders				829	233	(1,062)
Shares to other individual shareholders (in shares)				829,080
Shares exchange with 16 BVIs for reverse acquisition				7,271	(7,271)
Shares exchange with 16 BVIs for reverse acquisition (in shares)				7,270,920
Cash payment in reverse acquisition	245,401				(245,401)
Common shares issuance costs	(45,000)				(45,000)
Preferred shares issuance costs
Net income for the year	8,312,469							8,312,469
Transfer to statutory reserves							1,264,927	(1,264,927)
Dividends to owners	(842,554)							(842,554)
Foreign currency translation gain	471,501								471,501
Balance at Dec. 31, 2012	$ 67,249,079	$ 1	$ 1	$ 9,000	$ 44,247,397	$ (11,062)	$ 4,232,164	$ 14,558,205	$ 4,213,373
Balance, Shares at Dec. 31, 2012		645	640	9,000,000